CAPITAL COMMITMENTS	12 Months Ended
Dec. 31, 2016
CAPITAL COMMITMENTS [Abstract]
CAPITAL COMMITMENTS

32.	CAPITAL COMMITMENTS

FLNG conversions

We entered into agreements for the conversion of the Hilli, the Gimi and the Gandria to FLNGs in May 2014, December 2014, and July 2015, respectively, with Keppel and B&V. As at December 31, 2016, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)
Payable within 12 months to December 31, 2017	429,370
Payable within 12 months to December 31, 2018	55,768
485,138

As we have not lodged our final notice to proceed on the Gimi and the Gandria conversion contracts, we have excluded the Gimi and the Gandria capital commitments in the above table. If we decide to lodge our final notice to proceed, we will have further contractual obligations of approximately $700.0 million and $1.0 billion for the Gimi and the Gandria, respectively. If we do not issue our final notice to proceed for the Gimi conversion, we would have to pay a maximum of $20.0 million in termination fees.